Financial assets and liabilities - Financing activity (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 08, 2022	Dec. 31, 2021
Financial assets and liabilities
Maximum amount drawable	$ 325
Lease obligations	231		$ 182
New lease liabilities incurred during the year	75
Payments of lease liabilities and foreign currency movements	$ 26
6.000% Senior Secured Green Notes
Financial assets and liabilities
Issuance of notes		$ 600
Stated interest rate	6.00%	6.00%